ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2018
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivable and allowance for doubtful accounts

	December 31,
	2017	2018
	RMB’000	RMB’000	US$’000

Accounts receivable	242,344	292,842	42,591
Less: allowance for doubtful accounts	(81,301)	(82,366)	(11,979)

	161,043	210,476	30,612

Schedule of analysis of the allowance for doubtful accounts

	December 31,
	2017	2018
	RMB’000	RMB’000	US$’000

Balance, beginning of year	63,921	81,301	11,824
Additions for the current year	18,432	6,719	977
Recovery	(1,052)	(5,654)	(822)

Balance, end of year	81,301	82,366	11,979